Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
As at January 1	£ 365	£ 95
Additions	76	264
Reversals	(192)
Unwinding of discount	7	6
As at December 31	256	365
Tax and social security
Disclosure of other provisions [line items]
As at January 1	264
Additions	76	264
Reversals	(192)
As at December 31	148	264
Dilapidation Provision
Disclosure of other provisions [line items]
As at January 1	101	95
Unwinding of discount	7	6
As at December 31	£ 108	£ 101